Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

December 18, 2015	Brian D. McCabe
T +1 617 951 7801
F +1 617 235 0425
brian.mccabe@ropegray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Ladies and Gentlemen:

On behalf of John Hancock Funds III (the “Trust”), we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of the John Hancock Select Growth Fund series of the Trust (File No. 811-21777) into the John Hancock Strategic Growth Fund series of the Trust by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on January 17, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (617) 951-7801.

Regards,

/s/ BRIAN D. MCCABE

Brian D. McCabe